File Number: 33-20795
                                                Filed Pursuant to Rule 497(e) of
                                                      The Securities Act of 1933



                                                        August 10, 2005



                         Supplement to the May 1, 2005
                        Class A, B, C Shares Prospectus,
                          Class R Shares Prospectus and
                       Investor Class Shares Prospectus of
                          Pioneer America Income Trust


Basic information about the fund

The following sentence has been removed from the section "Principal investment strategies". Please refer to the prospectus for the full text of the revised section.

Information for federal credit unions
The fund may only invest in securities and engage in transactions in securities to the extent that they are legal under applicable federal law for federal credit unions.


                                                                   17958-00-0805

                                         (C)2005 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC


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                                                         August 10, 2005

                          Supplement to the May 1, 2005
                     Statement of Additional Information of
                          Pioneer America Income Trust


Effective August 10, 2005, the following investment policy is no longer applicable:

The fund may only invest in securities and engage in transactions in securities to the extent that they are legal under applicable federal law for federal credit unions.

Accordingly, non-fundamental investment restrictions (a) through (n) on pages 8 through 10, permitting the fund to qualify as a permissible investment for federal credit unions, have been removed. Please refer to the statement of additional information for the full text of the revised section.